INVESTMENTS IN NON-MARKETABLE EQUITY SECURITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Investments, All Other Investments [Abstract]
INVESTMENTS IN NON-MARKETABLE EQUITY SECURITIES

NOTE 4 – INVESTMENTS IN NON-MARKETABLE EQUITY SECURITIES

On June 9, 2014, we received 1,187,500 common shares; and 3,000,000 warrants, which expired unexercised, to purchase shares of common stock of WeedMD RX Inc. (“WMD”), a private Canadian company in the cannabis industry, in exchange for future consulting services and use of our intellectual property. The $593,750 cost assigned to the WMD shares was classified as investment in non-marketable equity securities and as a component of deferred revenue in the amount of $593,750 on our condensed consolidated balance sheets.

On March 24, 2016, an unrelated third party agreed to assume all of our obligations, including accrued and unpaid interest, pursuant to the terms of a $175,000 note payable we owed to WeedMD, in consideration for the transfer by us of 1,100,000 shares of the common stock of WMD to the unrelated third party. WMD consented to the assumption of the loan by the unrelated third party, and released us from any further liability with respect to the loan.  After the transfer of the 1,100,000 shares of common stock of WMD to the unrelated third party, we own 87,500 shares of common stock of WMD, and reduced our investment in none-marketable equity securities to $15, 125.

NOTE 4 – INVESTMENTS IN NON-MARKETABLE EQUITY SECURITIES

On June 9, 2014, we received 1,187,500 common shares and 3,000,000 warrants to purchase common shares of WeedMD RX Inc. (“WMD”), a private Canadian company in the cannabis industry, in exchange for future consulting services and use of our intellectual property. The shares represented a 4.29% equity investment in WMD at the time of the investment and we do not have significant influence over the investee. We recorded our investment in these non-marketable equity securities at estimated cost, based on our estimate of the fair value of the securities on the date of the transaction.

The WMD common shares were recorded at $0.50 per share, or $593,750 in total, taking into consideration WMD’s most recent sale of their common shares prior to the date of the transaction (CAD $0.50). In December 2015, we determined that WMD’s lack of operating activities during 2015 resulted in a significant adverse effect on our carrying value of these securities (an impairment indicator) and accordingly, we recorded an other-than-temporary impairment charge of $388,475 and included this amount in loss on investments in non-marketable securities in our consolidated statements of operations. The remaining balance, $205,275, or $0.17 per share, was determined based on the consideration we received in our subsequent sale of 1,100,000 WMD shares in March 2016, and this amount is classified as investment in non-marketable equity securities on our consolidated balance sheets. See also Note 20, Subsequent Events.

The warrants we received entitled us to purchase WMD shares for CAD $0.50 (USD $0.46 on the date of the related agreement) each for a period of six months from the date the warrant was issued.

The WMD warrants were recorded at $0.10 per warrant utilizing the Black Scholes option pricing model and the following assumptions on the date of valuation:

Risk free interest rate	0.60%
Expected term (years)	0.5
Expected volatility	70%
Expected dividends	0%

On December 9, 2014, the 3,000,000 WMD warrants expired unexercised and we recorded a $300,000 loss on investment in non-marketable equity securities in our consolidated statements of operations.